Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

Note 21. Provisions

	Consolidated Group
Skr mn	December 31, 2022	December 31, 2021
Pension liabilities[1]	8	57
Long term employee benefit	7	4
Off balance, expected credit losses[2]	13	7
Total	28	68
1	See Note 5.
2	Provisions for expected credit losses for off-balance-sheet exposures, in accordance with IFRS 9, see Note 9.